FINANCIAL LEASE RECEIVABLES - Aging analysis of past due financing lease receivables (Details) - Financial Lease Receivable - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Financial lease receivables, aging of past due
Total past due	¥ 27,021	¥ 35,578
Current		6,720
Total	27,021	42,298
1 - 90 days
Financial lease receivables, aging of past due
Total past due	0	4,750
Above 90 days
Financial lease receivables, aging of past due
Total past due	27,021	30,828
Car dealers
Financial lease receivables, aging of past due
Total past due	19,864	21,150
Current		6,720
Total	19,864	27,870
Car dealers | 1 - 90 days
Financial lease receivables, aging of past due
Total past due	0	4,750
Car dealers | Above 90 days
Financial lease receivables, aging of past due
Total past due	19,864	16,400
Consumers
Financial lease receivables, aging of past due
Total past due	7,157	14,428
Total	7,157	14,428
Consumers | 1 - 90 days
Financial lease receivables, aging of past due
Total past due	0
Consumers | Above 90 days
Financial lease receivables, aging of past due
Total past due	¥ 7,157	¥ 14,428